Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Financial Instruments [Abstract]
Financial assets at fair value

	JPY (millions) As of March 31, 2020
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥127,455	¥—	¥—	¥—	¥127,455
Derivative financial instruments	—	—	25,509	120	—	25,629
Investments in convertible notes	—	—	9,418	—	—	9,418
Investments in debt instruments	—	—	1,029	—	—	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	—	—	92,516
Total	¥—	¥127,455	¥128,472	¥120	¥—	¥256,047

Financial assets not measured at fair value
Other financial assets -
Other	¥21,896	¥—	¥—	¥—	¥—	¥21,896
Trade and other receivables	757,005	—	—	—	—	757,005
Cash and cash equivalents	637,614	—	—	—	—	637,614
Total	¥1,416,515	¥—	¥—	¥—	¥—	¥1,416,515

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,673	¥38,916	¥—	¥52,589
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	—	—	41,664
Other	—	—	9,057	—	—	9,057
Total	¥—	¥—	¥64,394	¥38,916	¥—	¥103,310

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥369,459	¥369,459
Other	—	—	—	—	22,066	22,066
Trade and other payables	—	—	—	—	318,816	318,816
Bonds and loans	—	—	—	—	5,093,304	5,093,304
Total	¥—	¥—	¥—	¥—	¥5,803,645	¥5,803,645

	JPY (millions) As of March 31, 2021
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥145,070	¥—	¥—	¥—	¥145,070
Derivative financial instruments	—	—	62,594	1,506	—	64,100
Investments in convertible notes	—	—	12,176	—	—	12,176
Investments in debt instruments	—	—	800	—	—	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	—	—	25,446
Total	¥—	¥145,070	¥101,016	¥1,506	¥—	¥247,592

Financial assets not measured at fair value
Other financial assets -
Other	¥24,888	¥—	¥—	¥—	¥—	¥24,888
Trade and other receivables	783,091	—	—	—	—	783,091
Cash and cash equivalents	966,222	—	—	—	—	966,222
Total	¥1,774,201	¥—	¥—	¥—	¥—	¥1,774,201

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥12,116	¥84,975	¥—	¥97,091
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	—	—	27,770
Other	—	—	2,693	—	—	2,693
Total	¥—	¥—	¥42,579	¥84,975	¥—	¥127,554

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥436,412	¥436,412
Other	—	—	—	—	201,764	201,764
Trade and other payables	—	—	—	—	343,838	343,838
Bonds and loans	—	—	—	—	4,635,371	4,635,371
Total	¥—	¥—	¥—	¥—	¥5,617,385	¥5,617,385

Financial liabilities at fair value

	JPY (millions) As of March 31, 2020
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥127,455	¥—	¥—	¥—	¥127,455
Derivative financial instruments	—	—	25,509	120	—	25,629
Investments in convertible notes	—	—	9,418	—	—	9,418
Investments in debt instruments	—	—	1,029	—	—	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	—	—	92,516
Total	¥—	¥127,455	¥128,472	¥120	¥—	¥256,047

Financial assets not measured at fair value
Other financial assets -
Other	¥21,896	¥—	¥—	¥—	¥—	¥21,896
Trade and other receivables	757,005	—	—	—	—	757,005
Cash and cash equivalents	637,614	—	—	—	—	637,614
Total	¥1,416,515	¥—	¥—	¥—	¥—	¥1,416,515

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,673	¥38,916	¥—	¥52,589
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	—	—	41,664
Other	—	—	9,057	—	—	9,057
Total	¥—	¥—	¥64,394	¥38,916	¥—	¥103,310

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥369,459	¥369,459
Other	—	—	—	—	22,066	22,066
Trade and other payables	—	—	—	—	318,816	318,816
Bonds and loans	—	—	—	—	5,093,304	5,093,304
Total	¥—	¥—	¥—	¥—	¥5,803,645	¥5,803,645

	JPY (millions) As of March 31, 2021
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥145,070	¥—	¥—	¥—	¥145,070
Derivative financial instruments	—	—	62,594	1,506	—	64,100
Investments in convertible notes	—	—	12,176	—	—	12,176
Investments in debt instruments	—	—	800	—	—	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	—	—	25,446
Total	¥—	¥145,070	¥101,016	¥1,506	¥—	¥247,592

Financial assets not measured at fair value
Other financial assets -
Other	¥24,888	¥—	¥—	¥—	¥—	¥24,888
Trade and other receivables	783,091	—	—	—	—	783,091
Cash and cash equivalents	966,222	—	—	—	—	966,222
Total	¥1,774,201	¥—	¥—	¥—	¥—	¥1,774,201

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥12,116	¥84,975	¥—	¥97,091
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	—	—	27,770
Other	—	—	2,693	—	—	2,693
Total	¥—	¥—	¥42,579	¥84,975	¥—	¥127,554

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥436,412	¥436,412
Other	—	—	—	—	201,764	201,764
Trade and other payables	—	—	—	—	343,838	343,838
Bonds and loans	—	—	—	—	4,635,371	4,635,371
Total	¥—	¥—	¥—	¥—	¥5,617,385	¥5,617,385

Fair value measurement of assets

	JPY (millions) As of March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥25,509	¥—	¥25,509
Investment in convertible notes	—	—	9,418	9,418
Investment in debt instruments	—	—	1,029	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	92,516
Derivatives for which hedge accounting is applied	—	120	—	120
Financial assets measured at fair value through OCI
Equity instruments	79,218	—	48,237	127,455
Total	¥79,218	¥25,629	¥151,200	¥256,047

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥13,673	¥—	¥13,673
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	41,664
Other	—	—	9,057	9,057
Derivative for which hedge accounting is applied	—	38,916	—	38,916
Total	¥—	¥52,589	¥50,721	¥103,310

	JPY (millions) As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥62,594	¥—	¥62,594
Investment in convertible notes	—	—	12,176	12,176
Investment in debt instruments	—	—	800	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	25,446
Derivatives for which hedge accounting is applied	—	1,506	—	1,506
Financial assets measured at fair value through OCI
Equity instruments	92,602	—	52,468	145,070
Total	¥92,602	¥64,100	¥90,890	¥247,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥12,116	¥—	¥12,116
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	27,770
Other	—	—	2,693	2,693
Derivative for which hedge accounting is applied	—	84,975	—	84,975
Total	¥—	¥97,091	¥30,463	¥127,554

	JPY (millions) For the Year Ended March 31
	2020		2021
	Financial assets associated with contingent consideration arrangements	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the period	¥—	¥48,825	¥92,516	¥48,237
Recognition of financial assets associated with contingent consideration arrangements	83,245	—	3,318	—
Changes recognized as finance income	3,478	—	3,294	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value(1)	5,652	—	(72,940)	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	141	15,157	(742)	8,126
Purchases	—	7,187	—	12,559
Sales	—	(191)	—	(7,013)
Transfers to Level 1	—	(17,334)	—	(9,241)
Acquisition from conversion of convertible notes	—	273	—	—
Transfers from investments accounted for using the equity method	—	199	—	—
Transfers to investments accounted for using the equity method	—	(5,879)	—	—
Reclassification to assets held for sale	—	—	—	(200)
As of the end of the period	¥92,516	¥48,237	¥25,446	¥52,468
(1) During the year ended March 31, 2021, Takeda recognized other operating expenses of 72,940 million JPY as the loss from changes in the fair value of the assets associated with contingent consideration arrangements from the previous sale of XIIDRA. It was driven by changes in assumptions related to the future sales of XIIDRA, including the impact from Novartis' withdrawal of the Marketing Authorisation Application in Europe, as also described in Note 5.

Fair value measurement of liabilities

	JPY (millions) As of March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥25,509	¥—	¥25,509
Investment in convertible notes	—	—	9,418	9,418
Investment in debt instruments	—	—	1,029	1,029
Financial assets associated with contingent consideration arrangements	—	—	92,516	92,516
Derivatives for which hedge accounting is applied	—	120	—	120
Financial assets measured at fair value through OCI
Equity instruments	79,218	—	48,237	127,455
Total	¥79,218	¥25,629	¥151,200	¥256,047

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥13,673	¥—	¥13,673
Financial liabilities associated with contingent consideration arrangements	—	—	41,664	41,664
Other	—	—	9,057	9,057
Derivative for which hedge accounting is applied	—	38,916	—	38,916
Total	¥—	¥52,589	¥50,721	¥103,310

	JPY (millions) As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥62,594	¥—	¥62,594
Investment in convertible notes	—	—	12,176	12,176
Investment in debt instruments	—	—	800	800
Financial assets associated with contingent consideration arrangements	—	—	25,446	25,446
Derivatives for which hedge accounting is applied	—	1,506	—	1,506
Financial assets measured at fair value through OCI
Equity instruments	92,602	—	52,468	145,070
Total	¥92,602	¥64,100	¥90,890	¥247,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥12,116	¥—	¥12,116
Financial liabilities associated with contingent consideration arrangements	—	—	27,770	27,770
Other	—	—	2,693	2,693
Derivative for which hedge accounting is applied	—	84,975	—	84,975
Total	¥—	¥97,091	¥30,463	¥127,554

Fair value of contingent consideration classified as Level 3s	The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy.

	JPY (millions) For the Year Ended March 31
	2020	2021
As of the beginning of the year	¥67,294	¥41,664
Changes in the fair value during the period	(8,094)	(10,062)
Settled and paid during the period	(15,253)	(4,206)
Settled during the period and reclassified to other payables	(95)	—
Foreign currency translation differences	(1,426)	374
Other	(762)	—
As of the end of the year	¥41,664	¥27,770

	JPY (millions) As of March 31
	2020	2021
Payment term (undiscounted)
Within one year	¥4,610	¥7,400
Between one and three years	9,918	2,273
Between three and five years	5,014	1,174
More than five years	45,229	40,035

Sensitivity analysis - effect on fair value of contingent consideration	The following sensitivity analysis represents effect on the fair value of financial liabilities associated with contingent consideration arrangements from changes in major assumptions:

		JPY (millions) As of March 31
		2020	2021
Probability of technical milestones being achieved for Shire’s historical contingent consideration arrangements	Increase by 5%	¥4,051	¥3,690
	Decrease by 5%	(4,051)	(3,690)
Discount rate	Increase by 0.5%	(1,367)	(1,089)
	Decrease by 0.5%	1,367	1,089

Financial liabilities not measured at fair value
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2020		2021
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,204,965	¥3,351,400	¥3,532,202	¥3,762,266
Long-term loans	1,883,325	1,876,613	1,103,100	1,098,526

Derivative assets and liabilities

	JPY (millions) As of March 31, 2020
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥15,478	¥—	¥(93)
United States Dollar	212,638	—	2,764
Buying:
Euro	111,249	—	(3,845)
United States Dollar	423,060	—	(8,095)
Currency swaps:
Buying:
United States Dollar	123,959	123,924	(473)
Currency collar options:
Russian Ruble	10,124	—	(89)
Brazilian Real	6,753	—	(63)
Indian Rupee	1,258	—	(1)

	JPY (millions) As of March 31, 2021
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥131,729	¥—	¥(3,362)
United States Dollar	865,407	—	(11,270)
Buying:
Euro	134,762	—	3,407
United States Dollar	1,364,837	—	7,873
Other	13,515	—	422
Currency swaps:
Buying:
United States Dollar	739,948	717,114	(56,787)
The following summarizes interest and cross currency interest rate swaps designated as cash flow hedges as of March 31:

	JPY (millions) As of March 31
	Contract amount	Contract amount to be settled in more than one year	Fair value
2020	¥640,205	¥184,450	¥(38,796)
2021	164,443	164,443	(3,271)
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedge cost reserve to profit or loss as of and for the year ended March 31, 2020:

		JPY (millions) As of March 31, 2020
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	60,000 million JPY	¥—	¥223	Other financial liabilities	0.68%
	575 million USD	—	7,081	Other financial liabilities	2.83%
Forward interest rate	2,000 million USD	—	28,642	Other financial liabilities	1.81%
	1,500 million EUR	33	2,410	Other financial asset /liabilities	0.13%
Currency and interest risk
Currency and interest rate swaps	1,125 million USD	87	560	Other financial asset /liabilities	109.97 JPY 0.03%
Net investment hedges
Foreign currency denominated bonds and loans	12,415 million USD	—	1,347,047	Bonds and loans
	10,552 million EUR	—	1,257,492	Bonds and loans

	JPY (millions) As of March 31, 2020
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥(5,070)	¥—
Forward interest rate	(21,488)	—
Currency and interest risk
Currency and interest rate swaps	266	555
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	71,795	—

	JPY (millions) For the year ended March 31, 2020
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥(7,409)	¥—	¥627	¥—	Financial expenses
Forward interest rate	(31,022)	—	21	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	568	(344)	(28)	(890)	Financial income and Financial expenses
Currency risk
Hedge related to acquisition	237	—	—	—
Net investment hedges
Foreign currency denominated bonds and loans	(72,854)	—	—	—
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2021:

		JPY (millions) As of March 31, 2021
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	575 million USD	¥—	¥4,777	Other financial liabilities	2.83%
Currency and interest risk
Currency and interest rate swaps	6,875 million USD	1,506	58,293	Other financial assets /liabilities	107.63 JPY 1.80%
Net investment hedges
Foreign currency denominated bonds and loans	8,819 million USD	—	974,779	Bonds and loans
	8,857 million EUR	—	1,149,950	Bonds and loans
Forward exchange contracts
	3,291 million USD	—	18,539	Other financial liabilities
	998 million EUR	—	3,366	Other financial liabilities

	JPY (millions) As of March 31, 2021
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥(3,316)	¥—
Forward interest rate	(22,499)	—
Currency and interest risk
Currency and interest rate swaps	(45,820)	(8,592)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	15,436	—
Forward exchange contracts	20,476	—

	JPY (millions) For the year ended March 31, 2021
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥1,400	¥—	¥1,127	¥—	Financial expenses
Forward interest rate	(3,087)	—	1,630	—	Financial expenses
Currency and interest risk
Currency and interest rate swaps	(39,146)	(9,978)	(27,242)	(3,200)	Financial income and Financial expenses
Net investment hedges
Foreign currency denominated bonds and loans	112,620	—	—	—
Forward exchange contracts	19,804	—	—	—

Sensitivity to changes in interest rate
The following represents interest rate sensitivity analysis for the periods presented. This analysis assumes that all other variables, in particular foreign currency exchange rates, remain constant and does not include impacts of certain hedging instruments.

	JPY (millions)
	As of March 31, 2020 Interest rate		As of March 31, 2021 Interest rate
	+1%	-1%	+1%	-1%
Impact on net profit or loss before tax	¥(15,432)	¥15,432	¥(5,064)	¥5,064
Impact on other comprehensive income (before tax effect)	34,296	(34,296)	10,234	(10,234)

Carrying amount of trade receivables categorized by due date and analysis of impairment loss allowance
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2020 and 2021:

	JPY (millions) except for percentage As of March 31, 2020
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥626,334	¥15,341	¥8,635	¥5,692	¥12,010	¥7,893	¥675,905
Impairment loss allowance	(748)	(316)	(168)	(198)	(438)	(3,329)	(5,197)
Net carrying amount	625,586	15,025	8,467	5,494	11,572	4,564	670,708
Weighted average loss rate (%)	0.1%	2.1%	1.9%	3.5%	3.6%	42.2%	0.8%

	JPY (millions) except for percentage As of March 31, 2021
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥643,819	¥17,632	¥12,017	¥6,214	¥16,762	¥19,680	¥716,124
Impairment loss allowance	(1,336)	(20)	(11)	(120)	(646)	(6,504)	(8,637)
Net carrying amount	642,483	17,612	12,006	6,094	16,116	13,176	707,487
Weighted average loss rate (%)	0.2%	0.1%	0.1%	1.9%	3.9%	33.0%	1.2%

Increase or decrease in loss allowance for trade receivables
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2020 and 2021. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2019	¥1,391	¥1,927	¥3,318
Increases	2,061	2,275	4,336
Decreases (written off)	(908)	(302)	(1,210)
Decreases (reversed)	(617)	(329)	(946)
Foreign currency translation differences	(257)	(44)	(301)
As of March 31, 2020	¥1,670	¥3,527	¥5,197
Increases	1,733	3,710	5,443
Decreases (written off)	(292)	(348)	(640)
Decreases (reversed)	(866)	(872)	(1,738)
Foreign currency translation differences	114	261	375
As of March 31, 2021	¥2,359	¥6,278	¥8,637

Financial liabilities by maturity - derivatives
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2020 and 2021 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2020 and 2021.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2020
Bonds and loans
Bonds	¥3,204,965	¥3,728,427	¥551,728	¥621,138	¥354,268	¥489,171	¥544,236	¥1,167,886
Loans	1,888,339	1,984,005	137,812	55,478	170,844	677,391	59,424	883,056

Trade and other payables	318,816	318,816	318,816	—	—	—	—	—
Lease liabilities	369,459	545,688	41,084	40,623	33,085	30,407	28,747	371,742
Derivative liabilities	52,589	48,806	44,255	1,396	804	695	510	1,146
Derivative assets	(25,629)	(10,059)	(5,433)	(551)	(562)	(652)	(722)	(2,139)

As of March 31, 2021
Bonds and loans
Bonds	¥3,532,202	¥4,563,035	¥114,712	¥407,866	¥526,605	¥573,221	¥151,308	¥2,789,323
Loans	1,103,169	1,150,358	227,950	80,349	106,972	59,593	284,877	390,617

Trade and other payables	343,838	343,838	343,838	—	—	—	—	—
Lease liabilities	436,412	610,270	50,187	45,076	43,949	41,180	38,551	391,327
Derivative liabilities	97,091	(61,375)	29,274	(5,770)	(5,380)	(6,996)	(6,793)	(65,710)
Derivative assets	(64,100)	(43,560)	(31,816)	(776)	(1,133)	(1,797)	(2,422)	(5,616)

Financial liabilities by maturity - non-derivatives
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2020 and 2021 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2020 and 2021.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2020
Bonds and loans
Bonds	¥3,204,965	¥3,728,427	¥551,728	¥621,138	¥354,268	¥489,171	¥544,236	¥1,167,886
Loans	1,888,339	1,984,005	137,812	55,478	170,844	677,391	59,424	883,056

Trade and other payables	318,816	318,816	318,816	—	—	—	—	—
Lease liabilities	369,459	545,688	41,084	40,623	33,085	30,407	28,747	371,742
Derivative liabilities	52,589	48,806	44,255	1,396	804	695	510	1,146
Derivative assets	(25,629)	(10,059)	(5,433)	(551)	(562)	(652)	(722)	(2,139)

As of March 31, 2021
Bonds and loans
Bonds	¥3,532,202	¥4,563,035	¥114,712	¥407,866	¥526,605	¥573,221	¥151,308	¥2,789,323
Loans	1,103,169	1,150,358	227,950	80,349	106,972	59,593	284,877	390,617

Trade and other payables	343,838	343,838	343,838	—	—	—	—	—
Lease liabilities	436,412	610,270	50,187	45,076	43,949	41,180	38,551	391,327
Derivative liabilities	97,091	(61,375)	29,274	(5,770)	(5,380)	(6,996)	(6,793)	(65,710)
Derivative assets	(64,100)	(43,560)	(31,816)	(776)	(1,133)	(1,797)	(2,422)	(5,616)

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2019	¥3,196,365	¥2,054,584	¥500,002	¥396,736	¥(3,329)	¥708	¥6,145,066
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	144,000	—	(495,223)	—	—	—	(351,223)
Proceeds from issuance of bonds	496,190	—	—	—	—	—	496,190
Repayments of long-term loans	—	(137,444)	—	—	—	—	(137,444)
Repayments of bonds	(563,613)	—	—	—	—	—	(563,613)
Repayments of lease liabilities	—	—	—	(30,000)	—	—	(30,000)
Interest paid	—	—	—	(11,834)	—	—	(11,834)
Non-cash items
Foreign exchange movement	(85,541)	(34,980)	235	(15,658)	—	—	(135,944)
Change in fair value	—	—	—	—	3,242	(148)	3,094
New, amended and terminated leases	—	—	—	18,381	—	—	18,381
Others	17,564	1,165	—	11,834	—	—	30,563
As of March 31, 2020	¥3,204,965	¥1,883,325	¥5,014	¥369,459	¥(87)	¥560	¥5,463,236

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2020	¥3,204,965	¥1,883,325	¥5,014	¥369,459	¥(87)	¥560	¥5,463,236
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(144,000)	—	(5,043)	—	—	—	(149,043)
Proceeds from issuance of bonds	1,179,452	—	—	—	63	—	1,179,515
Repayments of long-term loans	—	(792,497)	—	—	—	—	(792,497)
Repayments of bonds	(859,209)	—	—	—	—	—	(859,209)
Repayments of lease liabilities	—	—	—	(39,270)	—	—	(39,270)
Interest paid	—	—	—	(12,124)	—	—	(12,124)
Non-cash items
Foreign exchange movement	134,651	10,462	98	6,541	—	—	151,752
Change in fair value	—	—	—	—	(1,482)	57,733	56,251
New, amended and terminated leases	—	—	—	99,682	—	—	99,682
Others	16,343	1,810	—	12,124	—	—	30,277
As of March 31, 2021	¥3,532,202	¥1,103,100	¥69	¥436,412	¥(1,506)	¥58,293	¥5,128,570
Others includes increase in debts due to application of amortized cost method.